OPERATING EXPENSES - Schedule of selling and marketing expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Total	$ 3,210,771	$ 235,184	$ 1,646,144	$ 1,256,315	[1]	$ 257,330	[1]
Social media expense
OPERATING EXPENSES
Total	1,346,098	183,531	1,046,590	148,110		31,298
Advertising consulting expense
OPERATING EXPENSES
Total	989,918	45,376	178,403	78,736		105,334
Promotion expense
OPERATING EXPENSES
Total	454,897
Rider referral program expenses
OPERATING EXPENSES
Total	295,503		66,586	105,756		42,994
Personnel expense
OPERATING EXPENSES
Total	22,560
Other
OPERATING EXPENSES
Total	$ 101,795	$ 6,277	16,345	2,706		3,480
Promotional operating expense
OPERATING EXPENSES
Total			257,039	102,207		40,576
Fair stand expense
OPERATING EXPENSES
Total			80,000	17,255		$ 33,648
Promotional product expense
OPERATING EXPENSES
Total			$ 1,181	$ 801,545

[1]	See restatement of financial statements in note 2.4 for further details.